Commitments and Contingencies (Details Textual) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended			6 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	May 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jun. 30, 2012 Hong Kong [Member]	Jun. 30, 2012 Macau [Member]	Mar. 31, 2011 Sang Heng [Member]	Dec. 31, 2011 Sang Heng [Member]	Mar. 31, 2011 Iao Pou [Member]	Dec. 31, 2011 Iao Pou [Member]	Mar. 31, 2011 Kings Gaming [Member]	Dec. 31, 2011 Kings Gaming [Member]
Payment To Related Party Management Company										$ 155,000		$ 155,000		$ 77,500
Payment To Related Party Management Company Revised									180,000		103,000		103,000
Payment To Related Party Additional Management Agreement	180,000
Related Party Transaction, Expenses from Transactions with Related Party		1,391,466	1,375,547	2,783,147	2,531,220
Related Party Transaction, Due from (to) Related Party		464,109		464,109		462,665
Employment Contracts Total Compensation Charged To Operations		237,887	175,800	475,774	387,600
Lease Expiration Date							Sep. 30, 2013	Apr. 30, 2013
Capital Leases, Future Minimum Payments Due, Next Twelve Months		30,199		30,199
Capital Leases, Future Minimum Payments Due in Two Years		34,028		34,028
Operating Leases, Rent Expense				$ 36,883	$ 6,934